RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of minimum lease payments for the lease liabilities (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 82,380	$ 99,346
Less: Interest expense on lease liabilities	(6,583)	(13,000)
Total present value of minimum lease payments	75,797	86,346	$ 113,340
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	0	48,943
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	72,664	50,403
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 9,716	$ 0